Derivatives and Fair Value Disclosures - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2019 USD ($) DerivativeInstrument	Dec. 31, 2018 USD ($) DerivativeInstrument
Derivatives, Fair Value [Line Items]
Derivative, notional amount	$ 111,789,084
Interest Rate Swap [Member]
Derivatives, Fair Value [Line Items]
Derivative, notional amount	$ 111,789,084	$ 111,477,920
Number of instruments | DerivativeInstrument	9	9
Interest rate swap, floating rate, based on libor	2.50%